Income tax, Reconciliation of tax expense and accounting profit (Details) - GBP (£) £ in Thousands				1 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 11, 2020	Apr. 01, 2017	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax, reconciliation of tax expense and accounting profit [Abstract]
Loss before tax					£ (87,360)	£ (126,189)	£ (88,178)
Tax credit using the UK Corporation tax rate of 19% (2019: 19% and 2018: 19%)					(16,598)	(23,976)	(16,754)
Effects of [Abstract]
Non-deductible expenses					9,120	13,148	629
Income not taxable for tax purposes					0	0	(954)
Chargeable gain on sale of assets held for sale					0	0	4,359
Other permanent differences					0	(1)	(38)
Additional deduction for R&D expenditure					(16,286)	(29,365)	(13,691)
Surrender of tax losses for R&D tax credit refund					16,286	28,523	24,223
R&D expenditure credits					(13,424)	(22,602)	(19,215)
Credit to other comprehensive income for share-based compensation plans					0	0	125
Movement in deferred tax not recognized					8,084	12,413	4,746
Adjustments to tax charge in respect of previous periods - deferred tax					(379)	(500)	0
Adjustments to tax charge in respect of previous periods					(100)	43	0
State taxes					7	0	0
Effects of overseas tax rates					24	0	0
Effects of tax rates in foreign jurisdictions					(1)	59	22
Total income tax credit					£ (13,267)	£ (22,258)	£ (16,548)
UK [Member]
Tax rate [Abstract]
Tax rate	17.00%	19.00%	19.00%	20.00%	19.00%	19.00%	19.00%